INCOME TAX - Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax expense (income), amount [Abstract]
Loss before tax	$ (520,118)	$ (445,724)	$ (407,196)
At the statutory blended US federal and state income tax rate of 24.3% (2022 and 2021: 28.1%)	(126,638)	(125,293)	(114,463)
Preferential tax rate in other countries and regions	4,091	0	0
Effect of tax rate differences in other countries and regions	47,001	15,129	15,027
Research and development credit	(8,942)	(24,970)	(954)
State rate change	5,959	(107)	0
Effect of non-deductible expenses	2,111	1,829	2,298
Tax losses and deductible temporary differences not recognized	83,054	137,912	106,623
Stock-based compensation income tax charge/(benefit)	(7,911)	(4,050)	(13,674)
Others	(589)	175	1,529
Tax charge/(benefit) at the Company’s effective rate	$ (1,864)	$ 625	$ (3,614)
Tax expense (income), effective tax rate [Abstract]
At the statutory blended US federal and state income tax rate of 24.3% (2022 and 2021: 28.1%)	24.30%	28.10%	28.10%
Preferential tax rate in other countries and regions	(0.80%)	0.00%	0.00%
Effect of tax rate differences in other countries and regions	(9.00%)	(3.40%)	(3.70%)
Research and development credit	1.70%	5.60%	0.20%
State rate change	(1.10%)	0.00%	0.00%
Effect of non-deductible expenses	(0.40%)	(0.40%)	(0.60%)
Tax losses and deductible temporary differences not recognized	(16.00%)	(30.90%)	(26.20%)
Stock-based compensation income tax charge/(benefit)	1.50%	0.90%	3.40%
Others	0.20%	0.00%	(0.40%)
Tax charge/(benefit) at the Company’s effective rate	0.40%	(0.10%)	0.90%